Commitments Aggregate minimum rentals under non-cancelable leases (Details) $ in Millions	Jan. 31, 2017 USD ($)
Commitments Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 2,270
Capital Leases, Future Minimum Payments Due, Next Twelve Months	894
Operating Leases, Future Minimum Payments, Due in Two Years	1,787
Capital Leases, Future Minimum Payments Due in Two Years	838
Operating Leases, Future Minimum Payments, Due in Three Years	1,679
Capital Leases, Future Minimum Payments Due in Three Years	786
Operating Leases, Future Minimum Payments, Due in Four Years	1,524
Capital Leases, Future Minimum Payments Due in Four Years	743
Operating Leases, Future Minimum Payments, Due in Five Years	1,342
Capital Leases, Future Minimum Payments Due in Five Years	652
Operating Leases, Future Minimum Payments, Due Thereafter	9,537
Capital Leases, Future Minimum Payments Due Thereafter	4,996
Operating Leases, Future Minimum Payments Due	18,139
Capital Leases, Future Minimum Payments Due	8,909
Capital Leases, Future Minimum Payments, Executory Costs	30
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	8,879
Noncash Gain on Future Termination of Financing Obligation	1,061
Capital Leases, Future Minimum Payments, Interest Included in Payments	(3,372)
Present Value of Minimum Lease Payments	$ 6,568